Aristotle Portfolio Optimization Aggressive Growth Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

AFFILIATED OPEN-END FUNDS - 52.7%(a)	Shares	Value
Aristotle Core Equity Fund - Class I	3,631,925	$42,057,692
Aristotle Core Income Fund - Class I	929,809	9,065,635
Aristotle Growth Equity Fund - Class I	3,296,182	42,224,097
Aristotle High Yield Bond Fund - Class I	407,838	3,756,187
Aristotle International Equity Fund - Class I	3,052,270	32,689,814
Aristotle Short Duration Income Fund - Class I	1,077,010	10,910,110
TOTAL AFFILIATED OPEN-END FUNDS (Cost $128,780,775)		140,703,535

EXCHANGE TRADED FUNDS - 46.9%	Shares	Value
iShares MSCI EAFE Value ETF	76,206	3,970,333
iShares Russell 2000 Growth ETF	39,969	10,080,980
iShares Russell 2000 Value ETF	82,228	12,772,475
Vanguard Emerging Markets Government Bond ETF	62,595	3,990,431
Vanguard FTSE All World ex-US Small-Cap ETF	35,124	4,040,314
Vanguard FTSE Emerging Markets ETF	220,209	9,050,590
Vanguard Mid-Cap Growth ETF	64,752	14,217,597
Vanguard Mid-Cap Value ETF	112,916	16,373,949
Vanguard Real Estate ETF	64,076	5,661,755
Vanguard Total Bond Market ETF	32,052	2,357,425
Vanguard Value ETF	286,987	42,904,557
TOTAL EXCHANGE TRADED FUNDS (Cost $115,798,332)		125,420,406

TOTAL INVESTMENTS - 99.6% (Cost $244,579,107)		$266,123,941
Other Assets in Excess of Liabilities - 0.4%		1,019,832
TOTAL NET ASSETS - 100.0%		$267,143,773

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to the “Transactions in Affiliates” for further disclosures related to these affiliated securities.